Special charges	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Special charges
(37)	Special charges
Special charges include expenses associated with the organizational transformation plan, called “Avianca 2021”, which seeks to strengthen the company’s competitiveness and accelerate the financial adjustments necessary to ensure its sustainability.
The “Avianca 2021” started in 2019 and is expected to be completed by 2021.
The fundamental pillars of the transformation plan are:

•
Operating efficiency. Since November 2018, the Group began a systematic effort to improve punctuality indicators. Changes will continue to be made in itineraries, routes, schedules and frequencies and, working with the aeronautical authority, to achieve a simpler operation and provide a better service to its customers.

•
Fleet plan adjustment: Renegotiation of the agreement with the Airbus manufacturer was achieved, which consists in the cancellation of 37 aircraft and the postponement of the incorporation of aircraft, generating a reduction of $3.3 billion in financial commitments and committed payments were postponed between 2020 and 2024 for $5.1 billion to be made from 2025 onwards.

•	Divestment of non-strategic assets: It seeks to focus the efforts of the holding company on passengers, cargo and loyalty; therefore, it has been decided to divest certain assets, among which are:

•	Sale of flight simulators to CAE (see note 15),

•	Sale of participation in Aerotaxis La Costeña and Turboprop Leasing (see note 1),
•	Sales plan fleet, ten Embraer 190, ten Airbus A318, two Airbus A319, sixteen Airbus A320, four Airbus A321, 2 Airbus A330 and 1 Airbus A330F. (See note 15).
Special charges in the consolidated statement of income consisted of the following for the twelve months ended December 31, 2019:

Year ended December 31, 2019
Aircraft impairment (1)	$469,586
Loss on sale of subsidiaries (2)	40,467
Impairment of Venezuela assets (6)	14,867
Fees and others (3)	62,274
Staff Settlement agreement (4)	17,900
Gain in sale of simulators (5)	(5,970)

Total	$599,124

(1)
Corresponds to the value of the impairment loss recognized at the moment of reclassify the aircraft that have been determined as available for sale ($455,794) 10 E190, 10 A318, 2 A319, 16 A320, 4 A321, 2 A330 and 1 A330F, given that the net book value of said aircraft compared to the value expected sale less sale cost, was lower. (See note 13 and 15). This amount is included on “Depreciation, amortization and impairment” of the income statement.

Additional ($10,098) for maintenance on aircraft for delivery and loss on assets sale by ($3,694). This amount is included on “Maintenance and repairs” of the income statement.

(2)
Corresponds to the value of the loss recognized by the share sale of AVH in Aerotaxis la Costeña and Turboprop Leasing. ($5,487) (See note 1). Additionally, impairment of the account receivable assigned by Grupo Aeromar S.A. de CV to Chelsea Securities, S.A., originated in a potential investment of the AVH Group in the Mexican market, a decision that was not approved ($34,980). These amounts are included on “Fees and other expenses” of the income statement.

(3)	Includes expenses of financial and legal advice for structuring the transformation plan. This amount is included on “Fees and other expenses” of the income statement.

(4)
Includes the values related to compensation to employees that have been removed, as a result of the organizational restructuring plan “Avianca 2021”. Estimated cash outflow that is expected to be carried out in 2020 is for $12,750. This amount is included on “Salaries, wages and benefits” of the income statement.

(5)	Corresponds to the value of the gain on sale of simulators to CAE International, made in January 2019 by $5,970. This amount is included on “Cargo and other” of the income statement.

(6)
The Group recognized an impairment of the Venezuela operations of ($14,867). The impairment is caused by the deterioration of the political-economic situation and is an immaterial correction of an error, which should have been recorded in a prior year. In the year 2019, the process of intention to sell these offices was reactivated. This amount is presented as an element of “Impairment” in the income statement.